COSTS AND EXPENSES BY NATURE (Details) - Schedule of operating costs and administrative expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of operating costs and administrative expenses [Abstract]
Aircraft fuel		$ 2,929,008	$ 2,983,028	$ 2,318,816
Other rentals and landing fees	[1]	1,275,859	1,206,881	1,233,640
Aircraft maintenance		444,611	366,627	422,943
Comissions		221,884	222,506	252,474
Passenger services		261,330	280,279	288,662
Other operating expenses		1,291,895	1,229,311	1,374,368
Total		$ 6,424,587	$ 6,288,632	$ 5,890,903

[1]	Lease expenses are included within this amount (See Note 2.21)